INCOME TAXES - Schedule of Components of Benefit for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Federal	$ 1	$ (984)
Foreign	1,044	150	$ (890)
Total Current	1,045	(834)	(890)
Deferred
Foreign	(2,827)	803	512
Total Deferred	(2,827)	803	512
Total	$ (1,782)	$ (31)	$ (378)